OIL AND GAS RESERVES (Tables)	12 Months Ended
Dec. 31, 2025
Oil And Gas Reserves
Schedule of proved reserves

	Proved Reserves

	Proved Developed		Proved Undeveloped		Total Proved

	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)

Argentina	23,993	23,055	32,972	17,525	56,965	40,580

Total at 12.31.2025	23,993	23,055	32,972	17,525	56,965	40,580

(1)	In thousands of barrels.

(2)	In millions of cubic meters.